Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Jun. 30, 2018	Nov. 17, 2017	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2016	Sep. 14, 2016	Sep. 05, 2016	Jul. 01, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	48,409,621	(434,958,293)	483,287,914		80,000	20,000,000	400,000	429,733,982
Ordinary shares - fully paid	$ 31,576,000		$ 193,769,000	$ (162,223,185)	$ 29,600		$ 42,000	$ 191,301,217